Loss per share	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Loss per share

Note 6 — Loss per share

	As of March 31,
	2024	2023	2022
Loss for the year attributable to Virax	(6,733,537)	(5,457,494)	(1,708,827)
Basic and diluted loss per share attributable to Virax – ordinary shares	(3.36)	(5.13)	(1.79)

Basic loss per share is calculated by dividing the loss for the year by the weighted average number of ordinary shares in issue during the financial year. This calculation takes into effect the Share Consolidation as discussed in Note 18.

Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company had no dilutive shares for the years ended March 31, 2024, 2023 and 2022. This calculation takes into effect the Share Consolidation as discussed in Note 18. The Company's basic and dilutive loss per share as of March 31, 2024, 2023, and 2022 are as follows:

	As of March 31,
	2024	2023	2022
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	2,006,414	1,062,984	956,326
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	2,006,414	1,062,984	956,326

(1)
For the years ended March 31, 2024, 2023 and 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.